Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other non-current assets
Pledged financial assets	$ 220	$ 229
Derivatives (including embedded derivatives)	186	189
Investments	58	65
Restricted cash	55	64
Other	124	154
Total Other non-current assets	$ 643	$ 701